Vanguard Capital Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (91.5%)
Communication Services (5.5%)
*	Alphabet Inc. Class C	34,470	40,444
*	Alphabet Inc. Class A	34,000	40,014
	Walt Disney Co.	69,400	7,706
	Activision Blizzard Inc.	127,400	5,801
	Comcast Corp. Class A	43,900	1,755
*	Charter Communications Inc. Class A	2,900	1,006
			96,726
Consumer Discretionary (8.7%)
*	Alibaba Group Holding Ltd. ADR	222,400	40,577
	Ross Stores Inc.	213,900	19,914
	Sony Corp. ADR	461,900	19,511
	Whirlpool Corp.	103,800	13,794
	TJX Cos. Inc.	254,600	13,547
	Carnival Corp.	209,400	10,621
	Royal Caribbean Cruises Ltd.	78,000	8,940
*,^ Mattel Inc.		669,500	8,704
*	Amazon.com Inc.	4,400	7,835
	L Brands Inc.	238,300	6,572
*	Altaba Inc.	26,600	1,972
	eBay Inc.	46,800	1,738
	Marriott International Inc. Class A	11,100	1,388
*	Garrett Motion Inc.	5,360	79
			155,192
Energy (0.8%)
	Hess Corp.	101,900	6,137
	EOG Resources Inc.	43,200	4,112
	Schlumberger Ltd.	45,700	1,991
*	Transocean Ltd.	169,200	1,474
	Noble Energy Inc.	49,700	1,229
			14,943
Financials (7.8%)
	Wells Fargo & Co.	716,800	34,636
	JPMorgan Chase & Co.	307,000	31,077
	Charles Schwab Corp.	461,000	19,712
	Marsh & McLennan Cos. Inc.	170,700	16,029
	Bank of America Corp.	549,000	15,147
	Discover Financial Services	82,500	5,871
	Progressive Corp.	73,700	5,313
	US Bancorp	81,300	3,918
	CME Group Inc.	20,400	3,357
	Citigroup Inc.	41,900	2,607
			137,667
Health Care (22.9%)
	Eli Lilly & Co.	633,571	82,212
*	Biogen Inc.	246,200	58,197
	Amgen Inc.	283,871	53,930
	Novartis AG ADR	352,050	33,846

Roche Holding AG	118,472	32,645
* Boston Scientific Corp.	798,902	30,662
AstraZeneca plc ADR	740,200	29,926
Thermo Fisher Scientific Inc.	69,500	19,024
* Elanco Animal Health Inc.	348,916	11,190
Abbott Laboratories	134,400	10,744
Medtronic plc	117,200	10,675
* BioMarin Pharmaceutical Inc.	112,200	9,967
Bristol-Myers Squibb Co.	171,500	8,182
1 Siemens Healthineers AG	96,400	4,025
Merck & Co. Inc.	36,200	3,011
CVS Health Corp.	51,100	2,756
Agilent Technologies Inc.	26,500	2,130
Zimmer Biomet Holdings Inc.	14,600	1,864
Sanofi ADR	36,800	1,629
Johnson & Johnson	4,700	657
		407,272
Industrials (17.0%)
Southwest Airlines Co.	938,550	48,720
FedEx Corp.	255,600	46,368
Airbus SE	296,100	39,244
* United Continental Holdings Inc.	431,900	34,457
Siemens AG	203,887	21,927
Caterpillar Inc.	140,700	19,064
American Airlines Group Inc.	543,900	17,274
Delta Air Lines Inc.	300,700	15,531
Deere & Co.	81,300	12,995
Union Pacific Corp.	59,200	9,898
Honeywell International Inc.	53,600	8,518
Boeing Co.	20,200	7,705
Alaska Air Group Inc.	115,000	6,454
United Parcel Service Inc. Class B	47,850	5,347
Textron Inc.	53,100	2,690
CSX Corp.	34,200	2,559
United Technologies Corp.	11,400	1,469
Pentair plc	23,700	1,055
nVent Electric plc	23,700	640
* Resideo Technologies Inc.	8,933	172
		302,087
Information Technology (28.1%)
* Adobe Inc.	347,000	92,472
Microsoft Corp.	654,200	77,156
Texas Instruments Inc.	556,400	59,017
* Micron Technology Inc.	842,900	34,837
NetApp Inc.	336,100	23,305
Intuit Inc.	83,900	21,932
Intel Corp.	365,700	19,638
KLA-Tencor Corp.	161,900	19,333
Cisco Systems Inc.	327,100	17,660
Hewlett Packard Enterprise Co.	1,140,550	17,599
NVIDIA Corp.	97,700	17,543
QUALCOMM Inc.	305,500	17,423
Telefonaktiebolaget LM Ericsson ADR	1,861,500	17,089
HP Inc.	809,250	15,724
Analog Devices Inc.	86,800	9,137
Oracle Corp.	161,300	8,663

Visa Inc. Class A		33,200	5,186
Corning Inc.		127,350	4,215
DXC Technology Co.		57,461	3,695
Plantronics Inc.		71,650	3,304
* PayPal Holdings Inc.		31,700	3,292
Apple Inc.		12,500	2,374
Micro Focus International plc ADR		87,593	2,259
* salesforce.com Inc.		12,700	2,011
* BlackBerry Ltd.		195,800	1,976
Entegris Inc.		46,900	1,674
* Dell Technologies Inc.		18,447	1,083
Perspecta Inc.		28,730	581
			500,178
Materials (0.7%)
Albemarle Corp.		63,900	5,238
DowDuPont Inc.		71,600	3,817
Linde plc		20,500	3,607
			12,662
Total Common Stocks (Cost $1,020,891)			1,626,727
	Coupon
Temporary Cash Investment (9.2%)
Money Market Fund (9.2%)
2,3 Vanguard Market Liquidity Fund (Cost
$163,274)	2.554%	1,632,457	163,278

Total Investments (100.7%) (Cost $1,184,165)			1,790,005
Other Asset and Liabilities-Net (-0.7%)3			(12,132)
Net Assets (100%)			1,777,873

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,232,000
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of this security represented 0.2% of net assets.
2 Affiliated money market fund available only to Vanugard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $8,865,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Capital Growth Portfolio

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,528,886	97,841	—
Temporary Cash Investments	163,278	—	—
Total	1,692,164	97,841	—